Segment Information - Summary of Assets and Liabilities Per Segment (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	€ 10,768	€ 11,347	€ 9,594
Assets held for sale	5,249	8,705
Investments	136,804	156,303
Investments for account of policyholders	194,063	203,610
Investments in joint ventures	1,712	1,614	1,561
Investments in associates	308	270
Deferred expenses	10,135	11,423
Other assets	36,883	32,152
Assets	395,923	425,425
Liabilities
Insurance contracts	110,818	119,569
Insurance contracts for account of policyholders	122,168	120,929
Investment contracts	16,943	19,572
Investment contracts for account of policyholders	74,434	84,774	€ 90,119
Liabilities held for sale	5,003	8,816
Other liabilities	42,456	47,424
Total liabilities	371,821	401,084
Americas [member]
Assets
Cash and cash equivalents	548	928
Investments	73,469	93,046
Investments for account of policyholders	102,964	107,341
Investments in joint ventures	6	7
Investments in associates	77	95
Deferred expenses	8,552	9,351
Other assets	26,628	20,725
Assets	212,245	231,493
Liabilities
Insurance contracts	68,556	75,942
Insurance contracts for account of policyholders	72,501	75,328
Investment contracts	6,824	10,148
Investment contracts for account of policyholders	30,463	32,013
Other liabilities	19,145	21,837
Total liabilities	197,490	215,268
The Netherlands [member]
Assets
Cash and cash equivalents	8,382	7,410
Investments	53,975	53,788
Investments for account of policyholders	26,697	27,985
Investments in joint ventures	1,008	877
Investments in associates	74	21
Deferred expenses	76	84
Other assets	6,763	7,766
Assets	96,975	97,931
Liabilities
Insurance contracts	34,379	34,900
Insurance contracts for account of policyholders	25,587	26,275
Investment contracts	9,787	9,043
Investment contracts for account of policyholders	3,255	3,160
Other liabilities	17,400	19,445
Total liabilities	90,408	92,822
United Kingdom [member]
Assets
Cash and cash equivalents	317	1,010
Assets held for sale	5,249	8,705
Investments	2,011	2,236
Investments for account of policyholders	62,961	66,786
Investments in associates	7	8
Deferred expenses	945	1,084
Other assets	1,840	1,920
Assets	73,331	81,747
Liabilities
Insurance contracts	1,451	1,747
Insurance contracts for account of policyholders	22,862	18,112
Investment contracts	278	355
Investment contracts for account of policyholders	40,482	49,309
Liabilities held for sale	5,003	8,816
Other liabilities	1,103	1,249
Total liabilities	71,178	79,586
Central & Eastern Europe [member]
Assets
Cash and cash equivalents	67	47
Investments	1,055	983
Investments for account of policyholders	1,343	1,418
Investments in associates	6	2
Deferred expenses	70	71
Other assets	245	174
Assets	2,787	2,696
Liabilities
Insurance contracts	624	558
Insurance contracts for account of policyholders	1,109	1,126
Investment contracts	52	24
Investment contracts for account of policyholders	234	292
Other liabilities	365	318
Total liabilities	2,385	2,318
Spain & Portugal [member]
Assets
Cash and cash equivalents	116	92
Investments	720	747
Investments for account of policyholders	105	88
Investments in joint ventures	480	495
Deferred expenses	1	1
Other assets	72	77
Assets	1,494	1,500
Liabilities
Insurance contracts	703	722
Insurance contracts for account of policyholders	108	89
Other liabilities	250	238
Total liabilities	1,061	1,049
Asia [member]
Assets
Cash and cash equivalents	71	271
Investments	5,326	5,328
Investments in joint ventures	118	134
Investments in associates	14	21
Deferred expenses	490	832
Other assets	1,786	2,018
Assets	7,805	8,604
Liabilities
Insurance contracts	6,696	7,466
Investment contracts	2	2
Other liabilities	133	(78)
Total liabilities	6,830	7,390
Asset management [member]
Assets
Cash and cash equivalents	141	183
Investments	157	90
Investments in joint ventures	99	99
Investments in associates	122	125
Other assets	101	109
Assets	620	607
Liabilities
Other liabilities	218	180
Total liabilities	218	180
Holding and other activities [member]
Assets
Cash and cash equivalents	1,125	1,407
Investments	91	85
Investments in joint ventures	1
Investments in associates	8	(1)
Other assets	28,427	29,308
Assets	29,651	30,800
Liabilities
Insurance contracts	24	20
Other liabilities	5,526	6,438
Total liabilities	5,550	6,458
Eliminations [member]
Assets
Investments for account of policyholders	(6)	(7)
Other assets	(28,979)	(29,946)
Assets	(28,985)	(29,952)
Liabilities
Insurance contracts	(1,615)	(1,785)
Other liabilities	(1,684)	(2,203)
Total liabilities	€ (3,299)	€ (3,988)